Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (276,735)	$ (2,107,613)	$ (1,127,612)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability	(50,082)	(141,408)	(5,892)
Interest earned on marketable securities held in Trust Account		(378,995)	(1,299)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(388,203)	129,856	(321,590)
Accounts payable and accrued expenses	142,488	1,418,292	687,531
Net cash used in operating activities	(572,532)	(1,079,868)	(768,862)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment of cash in Trust Account	(57,339,341)	(573,392)	(57,338,908)
Net cash used in investing activities	(57,339,341)	(573,392)	(57,338,908)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible promissory note, related party		1,100,000	300,000
Proceeds of notes payable – related party	300,000	573,392
Repayments of notes payable – related party	(300,000)		(300,000)
Issuance of common stock to founders for cash	25,000		25,000
Cash proceeds from sale of Units, net of underwriting discounts paid	55,905,720		55,905,720
Cash proceeds from sale of Private Units	2,945,980		2,945,980
Cash proceeds from issuance of underwriter’s unit purchase option	100		100
Payment of offering costs	(614,088)		(614,088)
Net cash from financing activities	58,262,712	1,673,392	58,262,712
NET CHANGE IN CASH	350,839	20,132	154,942
Cash – Beginning of period		154,942
Cash – End of period	350,839	175,074	154,942
SUPPLEMENTAL CASH FLOW INFORMATION:
Accretion of common stock to redemption value	36,000	3,698,348
Issuance of founder shares for related party payables	25,000		25,000
Accrued offering costs	50,589,849
Issuance of underwriter’s unit purchase option			360,000
Cash remitted to Trust Account for term extension		$ 573,392
Deferred underwriting fee payable			1,500,000
Common stock subject to redemption			$ 52,323,289